Stockholders' Deficit - Schedule of Estimates and Assumptions Used (Details) - $ / shares	3 Months Ended	12 Months Ended
	Mar. 31, 2019	Dec. 31, 2018
Equity [Abstract]
Stock price	$ 0.57	$ 0.57
Exercise price	$ 0.08	$ 0.08
Contractual term (Years)	3 years	3 years
Volatility	70.22%	70.22%
Risk-free rate	1.53%	1.53%
Expected dividend rate	0.00%	0.00%